PUBLIC OFFERING AND PRIVATE PLACEMENTS (Details)			6 Months Ended	12 Months Ended
	Mar. 03, 2021 $ / shares shares	Feb. 19, 2021 $ / shares shares	Jun. 30, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares	Jun. 30, 2024 ₪ / shares	Jun. 30, 2024 $ / shares	Dec. 31, 2023 ₪ / shares	Dec. 31, 2023 $ / shares	May 30, 2023 $ / shares	Dec. 31, 2022 $ / shares	Jan. 14, 2022 $ / shares	Nov. 20, 2020 $ / shares
Public Offering and Private Placements [Line Items]
Warrants price per share								$ 60.783	$ 24.769		$ 60.783
Ordinary shares, par value | (per share)					₪ 0.01	$ 0.01	₪ 0.01	0.01		$ 0.01
MORINGA ACQUISITION CORP [Member]
Public Offering and Private Placements [Line Items]
Warrants price per share						0.01		0.01
Underwriting commission percentage			2.00%	2.00%
Class A Ordinary Share [Member] | MORINGA ACQUISITION CORP [Member]
Public Offering and Private Placements [Line Items]
Sale of stock (in Shares) | shares	380,000	11,500,000
Sale of stock price	$ 10	$ 10
Warrants price per share								11.5
Warrant price per shares exceeds						18		18
Ordinary shares, par value						0.0001		0.0001		$ 0.0001		$ 0.0001
IPO [Member] | MORINGA ACQUISITION CORP [Member]
Public Offering and Private Placements [Line Items]
Sale of stock (in Shares) | shares		10,000,000	11,500,000	11,500,000
Sale of stock price						10		10
IPO [Member] | MORINGA ACQUISITION CORP [Member] | Sponsor [Member]
Public Offering and Private Placements [Line Items]
Sale of stock (in Shares) | shares			352,857	352,857
Sale of stock price						$ 10
Over-Allotment Option [Member] | MORINGA ACQUISITION CORP [Member]
Public Offering and Private Placements [Line Items]
Sale of stock (in Shares) | shares	1,500,000		1,500,000	1,500,000
Aggregate underwriters amount (in Dollars) | $			$ 2,300,000	$ 2,300,000
Private Placement [Member] | MORINGA ACQUISITION CORP [Member] | Sponsor [Member]
Public Offering and Private Placements [Line Items]
Sale of stock (in Shares) | shares			27,143	27,143
Sale of stock price								$ 10